Balance Sheet Components (Tables)	9 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of:

	As of
(in millions)	December 31, 2025	March 31, 2025
Research and development tax credit receivables	$97	$103
Prepayments	183	107
Other receivables	82	46
Total prepaid expenses and other current assets	$362	$256

Schedule of Accrued Compensation and Benefits and Share-based Compensation
Accrued compensation and benefits consist of:

	As of
(in millions)	December 31, 2025	March 31, 2025
Accrued bonus, commissions, and cash awards	$17	$24
Accrued vacation and sabbatical	100	99
Accrued salaries and fringe benefits	3	12
Employee Stock Purchase Plan liability	27	5
Total accrued compensation and benefits	$147	$140

Schedule of Other Current Liabilities
Other current liabilities consist of:

	As of
(in millions)	December 31, 2025	March 31, 2025
Employee related payroll taxes and payables (1)	$138	$200
Accrued expenses and fees	115	99
Electronic design automation liabilities	80	47
Trade payables (including payables to related parties of $10 and $11 as of December 31, 2025 and March 31, 2025, respectively)	78	63
Customer deposits	7	7
Finance lease liabilities	24	10
Total other current liabilities	$442	$426
(1) Employee related payroll taxes and payables are primarily related to vested restricted share units (“RSUs”) during the three months ended December 31, 2025 and March 31, 2025, respectively, which will be or were, as applicable, paid in the subsequent quarter.
Schedule of Other Noncurrent Liabilities
Other non-current liabilities consist of:

	As of
(in millions)	December 31, 2025	March 31, 2025
Electronic design automation liabilities	$112	$40
Other non-current liabilities	56	39
Total other non-current liabilities	$168	$79